Leases	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases
(6)	Leases

(a)	Lessor

The Company’s lease rental income for the three months ended March 31, 2021 and 2020 were as follows:

	Three Months Ended March 31,
	2021			2020
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$130,914	$14,446	$145,360	$115,803	$14,514	$130,317
Interest income on net investment in finance leases	14,643	—	14,643	5,284	—	5,284
Interest income on container leaseback financing receivable	5,438	—	5,438	4,006	—	4,006
Variable lease revenue	3,428	375	3,803	4,979	892	5,871
Total lease rental income	$154,423	$14,821	$169,244	$130,072	$15,406	$145,478

Variable lease revenue includes other charges set forth in the leases, such as handling fees, pick-up and drop-off charges and charges for damage protection plan.

For finance leases, the net selling gain (loss) recognized at lease commencement, representing the difference between the estimated fair value of containers placed on these leases and their net book value, in the amount of $435 and $(9) for the three months ended March 31, 2021 and 2020, respectively, are included in “gain on sale of owned fleet containers, net” in the condensed consolidated statements of operations.

Operating Leases

The following is a schedule, by year, of future minimum lease payments receivable under the long-term leases for the owned and managed container fleet as of March 31, 2021:

	Owned	Managed	Total
Twelve months ending March 31:
2022	381,750	30,103	411,853
2023	332,258	19,109	351,367
2024	281,146	16,508	297,654
2025	224,292	12,156	236,448
2026	150,686	8,221	158,907
2027 and thereafter	186,684	11,891	198,575
Total future minimum lease payments receivable	$1,556,816	$97,988	$1,654,804

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Future minimum lease payments receivable	$1,500,200	$1,216,086
Residual value of containers	17,354	12,601
Less: unearned income	(446,292)	(347,394)
Net investment in finance leases (1)	$1,071,262	$881,293
Less: Allowance for credit losses	(642)	(1,333)
Net investment in finance leases, net	$1,070,620	$879,960
Amounts due within one year	$87,451	$78,459
Amounts due beyond one year	983,169	801,501
Net investment in finance leases, net	$1,070,620	$879,960

(1) One major customer represented 78.3% and 80.1% of the Company’s finance leases portfolio as of March 31, 2021 and December 31, 2020, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

Container Leaseback Financing Receivable

The Company’s container leaseback financing receivable pertains to containers purchased that were leased back to the seller-lessees through a sales-type leaseback arrangement that are accounted for as financing transactions.

The following table represents the components of the container leaseback financing receivable as of March 31, 2021 and December 31, 2020:

	March 31, 2021	December 31, 2020
Future minimum payments receivable	$502,735	$505,473
Less: unearned income	(138,825)	(141,181)
Container leaseback financing receivable (1)	363,910	$364,292
Less: Allowance for credit losses	(156)	(424)
Container leaseback financing receivable, net	$363,754	$363,868
Amounts due within one year	28,495	27,076
Amounts due beyond one year	335,259	336,792
Container leaseback financing receivable, net	$363,754	$363,868

(1) As of March 31, 2021, two customers represented 88.6% and 9.7% of the Company’s container leaseback financing receivable portfolio. As of December 31, 2020, two customers represented 89.7% and 10.3% of the Company’s container leaseback financing receivable portfolio.

The following is a schedule by year of future minimum lease payments receivable under the net investment in finance leases and container leaseback financing receivable as of March 31, 2021:

Twelve months ending March 31:	Net Investment in Finance Leases	Container Leaseback Financing Receivable	Total
2022	148,625	49,300	197,925
2023	125,940	49,300	175,240
2024	119,638	49,435	169,073
2025	113,666	42,237	155,903
2026	112,741	37,433	150,174
2027 and thereafter	879,590	275,030	1,154,620
Total future minimum lease payments receivable	$1,500,200	$502,735	$2,002,935

(b)	Lessee

Right-of-use (“ROU”) lease assets and lease liability are recognized for the Company’s office space leases at the commencement date based on the present value of lease payments over the lease term. As of March 31, 2021 and December 31, 2020, ROU operating lease assets amounted to $9,927 and $10,331, respectively, which were reported in “other assets” in the condensed consolidated balance sheets. As of March 31, 2021 and December 31, 2020, total lease liabilities amounted to $12,177 and $12,636, respectively, which were reported in “other liabilities” in the condensed consolidated balance sheets. As of March 31, 2021, the weighted average discount rate was 4.6% and the weighted average remaining lease term was 5 years.

Operating lease expense is recognized on a straight-line basis over the lease term and is reported in “general and administrative expense” in the condensed consolidated statements of operations. Other information related to the Company's operating leases are as follows:

	Three Months Ended March 31,
	2021	2020
Operating lease cost	$526	$527
Short-term and variable lease cost	31	31
Total rent expense	$557	$558

Cash paid for amounts included in the measurement of lease liabilities	$587	$623

Future minimum lease payment obligations under the Company’s noncancelable operating leases at March 31, 2021 were as follows:

Operating Leases
Twelve months ending March 31:
2022	2,224
2023	2,269
2024	2,343
2025	2,265
2026	2,138
2027 and thereafter	2,569
Total minimum lease payments	13,808
Less imputed interest	(1,631)
Total present value of operating lease liabilities	$12,177